RELATED-PARTY TRANSACTIONS - Guarantees granted (Details) - Joint-venture - Financial guarantees - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gerdau Corsa S.A.P.I de C.V.
Guarantees granted
Original Amount	R$ 4,905,367
Carrying Amount	2,157,290	R$ 2,242,865	R$ 1,784,868
Gerdau Summit Acos Fundidos e Forjados S.A.
Guarantees granted
Original Amount	130,164
Carrying Amount		R$ 30,125	37,285
Gerdau Metaldom S.A; Aceros Corsa S.A De C.V
Guarantees granted
Original Amount	R$ 274,560
Carrying Amount			R$ 241,842